UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS GLOBAL DIVIDEND FUND

FORM N-Q

DECEMBER 31, 2017

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited)	December 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 2.1%
Bridgestone Corp.	92,200	$4,287,853	(a)
Sumitomo Rubber Industries Ltd.	168,900	3,138,087	(a)

Total Auto Components		7,425,940

Automobiles - 2.0%
Ford Motor Co.	295,994	3,696,965
Subaru Corp.	108,200	3,425,703	(a)

Total Automobiles		7,122,668

Hotels, Restaurants & Leisure - 4.5%
Brinker International Inc.	50,764	1,971,674
Cedar Fair LP	28,588	1,857,934
Cheesecake Factory Inc.	30,133	1,451,808
Darden Restaurants Inc.	24,843	2,385,425
Dunkin’ Brands Group Inc.	61,772	3,982,441
McDonald’s Corp.	26,752	4,604,554

Total Hotels, Restaurants & Leisure		16,253,836

Media - 1.0%
Eutelsat Communications SA	104,086	2,403,230	(a)
SES SA, FDR	78,350	1,220,918	(a)

Total Media		3,624,148

Multiline Retail - 1.0%
Kohl’s Corp.	67,429	3,656,674

Specialty Retail - 2.7%
American Eagle Outfitters Inc.	176,148	3,311,582
Foot Locker Inc.	26,395	1,237,398
SHIMAMURA Co., Ltd.	12,500	1,374,897	(a)
TJX Cos. Inc.	48,431	3,703,034

Total Specialty Retail		9,626,911

Textiles, Apparel & Luxury Goods - 0.8%
Yue Yuen Industrial Holdings Ltd.	732,000	2,872,326	(a)

TOTAL CONSUMER DISCRETIONARY		50,582,503

CONSUMER STAPLES - 18.5%
Beverages - 2.9%
Asahi Group Holdings Ltd.	67,400	3,341,623	(a)
Dr. Pepper Snapple Group Inc.	36,389	3,531,916
PepsiCo Inc.	30,445	3,650,965

Total Beverages		10,524,504

Food & Staples Retailing - 4.6%
CVS Health Corp.	46,497	3,371,033
Lawson Inc.	34,800	2,311,353	(a)
Wal-Mart Stores Inc.	52,499	5,184,276
Walgreens Boots Alliance Inc.	28,935	2,101,260
William Morrison Supermarkets PLC	1,184,458	3,515,276	(a)

Total Food & Staples Retailing		16,483,198

See Notes to Schedule of Investments.

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Food Products - 6.1%
Bunge Ltd.	39,584	$2,655,295
Campbell Soup Co.	61,231	2,945,823
Conagra Brands Inc.	76,762	2,891,624
Flowers Foods Inc.	87,925	1,697,832
General Mills Inc.	48,864	2,897,147
Kellogg Co.	42,841	2,912,331
Nestle SA, Registered Shares	28,747	2,470,291	(a)
Pinnacle Foods Inc.	58,273	3,465,495

Total Food Products		21,935,838

Household Products - 3.5%
Church & Dwight Co. Inc.	69,962	3,509,994
Clorox Co.	23,378	3,477,244
Kimberly-Clark Corp.	27,935	3,370,637
Procter & Gamble Co.	21,772	2,000,411

Total Household Products		12,358,286

Tobacco - 1.4%
Altria Group Inc.	41,610	2,971,370
Imperial Brands PLC	50,471	2,156,878	(a)

Total Tobacco		5,128,248

TOTAL CONSUMER STAPLES		66,430,074

ENERGY - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
Caltex Australia Ltd.	86,719	2,300,013	(a)
China Petroleum & Chemical Corp., Class H Shares	4,552,000	3,335,304	(a)
Neste OYJ	42,689	2,731,880	(a)
Royal Dutch Shell PLC, Class A Shares	108,572	3,634,640	(a)
TC Pipelines LP	34,316	1,822,180
Valero Energy Corp.	54,782	5,035,014

TOTAL ENERGY		18,859,031

FINANCIALS - 13.8%
Banks - 5.5%
Aozora Bank Ltd.	70,700	2,752,288	(a)
Bankinter SA	310,226	2,936,369	(a)
Danske Bank A/S	90,536	3,519,702	(a)
JPMorgan Chase & Co.	25,250	2,700,235
National Bank of Canada	76,250	3,804,614
Toronto-Dominion Bank	68,480	4,012,373

Total Banks		19,725,581

Capital Markets - 0.8%
Thomson Reuters Corp.	60,630	2,642,862

Insurance - 5.6%
AFLAC Inc.	39,219	3,442,644
Axis Capital Holdings Ltd.	43,905	2,206,665
Hanover Insurance Group Inc.	30,116	3,254,937
Swiss Re AG	39,585	3,705,425	(a)
Talanx AG	82,915	3,382,113	(a)
Travelers Cos. Inc.	31,094	4,217,590

Total Insurance		20,209,374

See Notes to Schedule of Investments.

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Mortgage Real Estate Investment (REITs) - 1.9%
AGNC Investment Corp.	166,696	$3,365,592
Annaly Capital Management Inc.	286,362	3,404,844

Total Mortgage Real Estate Investment (REITs)		6,770,436

TOTAL FINANCIALS		49,348,253

HEALTH CARE - 9.9%
Biotechnology - 2.5%
AbbVie Inc.	53,531	5,176,983
Gilead Sciences Inc.	49,759	3,564,735

Total Biotechnology		8,741,718

Health Care Equipment & Supplies - 0.7%
Baxter International Inc.	40,760	2,634,726

Health Care Providers & Services - 1.6%
Humana Inc.	15,049	3,733,206
Miraca Holdings Inc.	45,200	1,935,979	(a)

Total Health Care Providers & Services		5,669,185

Pharmaceuticals - 5.1%
Eli Lilly & Co.	42,971	3,629,331
GlaxoSmithKline PLC	117,997	2,087,113	(a)
Johnson & Johnson	30,162	4,214,234
Merck & Co. Inc.	42,979	2,418,428
Pfizer Inc.	109,082	3,950,950
Roche Holding AG	8,177	2,068,317	(a)

Total Pharmaceuticals		18,368,373

TOTAL HEALTH CARE		35,414,002

INDUSTRIALS - 8.5%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	12,883	4,136,087

Commercial Services & Supplies - 2.3%
Republic Services Inc.	59,124	3,997,374
Waste Management Inc.	51,375	4,433,662

Total Commercial Services & Supplies		8,431,036

Construction & Engineering - 2.2%
Obayashi Corp.	339,600	4,106,635	(a)
Taisei Corp.	75,600	3,760,357	(a)

Total Construction & Engineering		7,866,992

Electrical Equipment - 0.8%
Emerson Electric Co.	41,743	2,909,070

Industrial Conglomerates - 0.8%
Jardine Matheson Holdings Ltd.	45,000	2,732,167	(a)

Machinery - 0.8%
Deere & Co.	17,431	2,728,126

Transportation Infrastructure - 0.5%
Hutchison Port Holdings Trust, Class U Shares	4,157,800	1,725,150	(a)

TOTAL INDUSTRIALS		30,528,628

See Notes to Schedule of Investments.

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 1.2%
Cisco Systems Inc.	111,836	$4,283,319

IT Services - 1.7%
Capgemini SE	25,538	3,022,227	(a)
International Business Machines Corp.	21,610	3,315,406

Total IT Services		6,337,633

Semiconductors & Semiconductor Equipment - 2.3%
Intel Corp.	104,287	4,813,888
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	85,540	3,391,661

Total Semiconductors & Semiconductor Equipment		8,205,549

Software - 2.4%
CA Inc.	93,314	3,105,490
Microsoft Corp.	64,052	5,479,008

Total Software		8,584,498

Technology Hardware, Storage & Peripherals - 2.3%
Apple Inc.	27,915	4,724,055
HP Inc.	164,588	3,457,994

Total Technology Hardware, Storage & Peripherals		8,182,049

TOTAL INFORMATION TECHNOLOGY		35,593,048

MATERIALS - 1.8%
Chemicals - 1.8%
Agrium Inc.	35,800	4,117,712
LyondellBasell Industries NV, Class A Shares	21,256	2,344,962

TOTAL MATERIALS		6,462,674

REAL ESTATE - 2.0%
Real Estate Management & Development - 2.0%
Daito Trust Construction Co., Ltd.	22,300	4,542,526	(a)
Hysan Development Co., Ltd.	500,000	2,653,888	(a)

TOTAL REAL ESTATE		7,196,414

TELECOMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 6.2%
AT&T Inc.	83,276	3,237,771
BCE Inc.	74,756	3,590,905
Bezeq Israeli Telecommunication Corp., Ltd.	1,757,555	2,656,844	(a)
HKT Trust and HKT Ltd.	2,915,000	3,717,305	(a)
Nippon Telegraph & Telephone Corp.	69,700	3,279,773	(a)
PCCW Ltd.	5,067,000	2,942,389	(a)
Swisscom AG, Registered Shares	5,049	2,683,818	(a)

Total Diversified Telecommunication Services		22,108,805

Wireless Telecommunication Services - 1.6%
KDDI Corp.	118,400	2,947,845	(a)
NTT DoCoMo Inc.	126,000	2,976,346	(a)

Total Wireless Telecommunication Services		5,924,191

TOTAL TELECOMMUNICATION SERVICES		28,032,996

See Notes to Schedule of Investments.

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY		SHARES	VALUE
UTILITIES - 6.9%
Electric Utilities - 2.2%
CLP Holdings Ltd.		220,933	$2,260,879	(a)
Great Plains Energy Inc.		106,220	3,424,533
Korea Electric Power Corp.		60,873	2,169,209	*(a)

Total Electric Utilities			7,854,621

Gas Utilities - 0.5%
Osaka Gas Co., Ltd.		91,600	1,762,933	(a)

Independent Power and Renewable Electricity Producers - 0.5%
Huaneng Power International Inc., Class H Shares		2,524,000	1,582,192	(a)

Multi-Utilities - 3.7%
Canadian Utilities Ltd., Class A Shares		65,000	1,934,487
CMS Energy Corp.		77,776	3,678,804
DTE Energy Co.		18,465	2,021,179
National Grid PLC		174,373	2,048,359	(a)
WEC Energy Group Inc.		55,091	3,659,695

Total Multi-Utilities			13,342,524

TOTAL UTILITIES			24,542,270

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $316,807,970)			352,989,893

	RATE
SHORT-TERM INVESTMENTS - 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $5,047,434)	1.219%	5,047,434	5,047,434

TOTAL INVESTMENTS - 99.9% (Cost - $321,855,404)			358,037,327
Other Assets in Excess of Liabilities - 0.1%			475,116

TOTAL NET ASSETS - 100.0%			$358,512,443

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

Abbreviation used in this schedule:

ADR	— American Depositary Receipts
FDR	— Fiduciary Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Global Dividend Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$31,859,489	$18,723,014	—	$50,582,503
Consumer Staples	52,634,653	13,795,421	—	66,430,074
Energy	6,857,194	12,001,837	—	18,859,031
Financials	33,052,356	16,295,897	—	49,348,253
Health Care	29,322,593	6,091,409	—	35,414,002
Industrials	18,204,319	12,324,309	—	30,528,628
Information Technology	32,570,821	3,022,227	—	35,593,048
Materials	6,462,674	—	—	6,462,674
Real Estate	—	7,196,414	—	7,196,414
Telecommunication Services	6,828,676	21,204,320	—	28,032,996
Utilities	14,718,698	9,823,572	—	24,542,270

Total Long-Term Investments	232,511,473	120,478,420	—	352,989,893

Short-Term Investments†	5,047,434	—	—	5,047,434

Total Investments	$237,558,907	$120,478,420	—	$358,037,327

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2017, securities valued at $120,478,420 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 23, 2018